Securities (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Unrealized Gains and Losses

The following table summarizes the unrealized gains and losses as at July 31, 2019 and October 31, 2018.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)	As at
	July 31, 2019				October 31, 2018
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value
Securities at Fair Value Through Other Comprehensive Income
Government and government-related securities
Canadian government debt
Federal	$10,073	$57	$(1)	$10,129	$12,740	$38	$(47)	$12,731
Provinces	12,319	95	(13)	12,401	9,443	75	(11)	9,507
U.S. federal, state, municipal governments, and agencies debt	43,356	97	(72)	43,381	45,857	265	(356)	45,766
Other OECD government guaranteed debt	16,335	31	(7)	16,359	20,034	65	(3)	20,096
Mortgage-backed securities	5,687	40	(1)	5,726	6,575	59	(1)	6,633
	87,770	320	(94)	87,996	94,649	502	(418)	94,733
Other debt securities
Asset-backed securities	17,068	43	(25)	17,086	21,901	87	(19)	21,969
Non-agency collateralized mortgage obligation portfolio	277	–	–	277	471	1	–	472
Corporate and other debt	7,645	40	(26)	7,659	8,534	31	(58)	8,507
	24,990	83	(51)	25,022	30,906	119	(77)	30,948
Total debt securities	112,760	403	(145)	113,018	125,555	621	(495)	125,681
Equity securities
Common shares	1,592	31	(27)	1,596	1,725	118	(39)	1,804
Preferred shares	303	4	(58)	249	376	20	(26)	370
	1,895	35	(85)	1,845	2,101	138	(65)	2,174
Total securities at fair value through other comprehensive income	$114,655	$438	$(230)	$114,863	$127,656	$759	$(560)	$127,855

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended		For the nine months ended
	July 31, 2019	October 31, 2018	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
		Fair value	Dividend income recognized		Dividend income recognized
Common shares	$1,596	$1,804	$12	$20	$52	$53
Preferred shares	249	370	4	4	11	12
Total	$1,845	$2,174	$16	$24	$63	$65

Summary of Net Securities Gains (Losses)
Net Securities Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Debt securities at amortized cost
Net realized gains (losses)	$1	$25	$45	$55
Debt securities at fair value through other comprehensive income
Net realized gains (losses)	22	16	2	22
Total	$23	$41	$47	$77

Summary of Debt Securities by Risk Rating

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
	July 31, 2019					October 31, 2018
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$227,236	$–	$	n/a	$227,236	$230,488	$–	$	n/a	$230,488
Non-Investment grade	2,157	16		n/a	2,173	2,140	54		n/a	2,194
Watch and classified	–	–		–	–	–	11		–	11
Default	n/a	n/a		–	–	n/a	n/a		234	234
Total debt securities	229,393	16		–	229,409	232,628	65		234	232,927
Allowance for credit losses on debt securities at amortized cost	1	–		–	1	1	4		70	75
Debt securities, net of allowance	$229,392	$16		$–	$229,408	$232,627	$61		$164	$232,852